FAIR VALUE MEASUREMENT - Interest rate swap (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 9,669	$ 18,580
Total derivatives liability	7,503	25,359
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	9,282	7,730
Derivative assets - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset		9,576
Derivative assets - current | Commodity hedge
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset		210
Other non-current assets. | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	387	1,064
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	6,702	24,104
Derivative liabilities - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability		$ 1,255
Other non-current liabilities | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 801